Supplementary cash flow disclosure (Tables)	12 Months Ended
Dec. 31, 2022
Cash Flow Statement [Abstract]
Schedule of supplementary cash llow disclosure

	2022	2021
	$	$
Changes in non-cash working capital items:
Trade and other receivables[1]	(19,714)	4,154
Inventory	(840)	(1,197)
Prepaid expenses	(3,771)	(3,476)
Contract assets	(1,769)	(1,720)
Trade and other payables	24,266	24,951
Other current and non-current liabilities	(9,053)	(1,380)
	(10,881)	21,332
[1] Interest received on cash and cash equivalents has been presented separately within cash flows from operating activities (previously was presented within cash flow movements on trade and other receivables). The comparative amount was $272 for the year ended December 31, 2021.